Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 39,452	$ 39,643		$ 51,923
Restricted cash	450	450
Total cash, cash equivalents, and restricted cash	$ 39,902	$ 40,093	$ 31,438	$ 51,923	$ 50,815